Supplement dated March 15, 2016 to the Wilmington Funds Prospectus dated August 31, 2015 (the “Prospectus”)

Effective March 15, 2016, the information in the Prospectus with respect to each of the Wilmington Large-Cap Strategy Fund, Wilmington Multi-Manager International Fund, Wilmington Multi-Manager Alternatives Fund and the Wilmington Multi-Manager Real Assets Fund will be amended, supplemented or replaced as follows:

Portfolio Manager Change

Effective March 15, 2016, Mark Schultz, CFA of Wilmington Trust Advisors, Inc. (“WTIA”) ceased to be a portfolio manager of the Wilmington Large-Cap Strategy Fund (the “Fund”). Mr. Schultz was replaced on the Fund by Matthew D. Glaser of WTIA. Accordingly, all references to Mr. Schultz in the Prospectus are hereby deleted and replaced as described below.

The following amends and replaces information in the sub-section entitled “Investment Sub-Advisors” on page 3 of the Prospectus:

Wilmington Trust Investment Advisors, Inc. (“WTIA”).

Portfolio Managers	Title	Service Date (with the Fund)
Matthew D. Glaser	Group Vice President and Head of Equity and Non-Traditional Investments at WTIA	2016
Andrew H. Hopkins, CFA, CPA	Administrative Vice President and Director of Equity Research at WTIA	2011
Karen Purzitsky, CFA	Vice President and Senior Quantitative Research Analyst at WTIA	2015

The following amends and replaces information on page 92 of the Prospectus under the sub-section entitled “Portfolio Manager Responsibilities”:

Large-Cap Strategy Fund – Matthew D. Glaser, Andrew H. Hopkins, CFA, CPA and Karen Purzitsky, CFA manage the Large-Cap Strategy Fund. They make purchase and sale decisions to mirror the investment advisor’s direction on sector weightings or other tilts within the Fund.

The following biography is added to page 95 of the Prospectus under the sub-section entitled “Portfolio Manager Biographies”:

Matthew D. Glaser is Group Vice President and Head of Equity and Non-Traditional Investments at WTIA. Mr. Glaser has more than twenty years of experience in the equity and institutional investments industry. Previously, Mr. Glaser served as Managing Director and Portfolio Manager at Lazard Asset Management and Chief of Investment Strategies and Executive Managing Director at Turner Investments, where he was a member of the Executive Management Group, Enterprise Risk Committee and had oversight responsibility for the Turner Spectrum Fund. Mr. Glaser holds a master’s degree in in Finance from Columbia University and a bachelor’s degree in History from Wesleyan University.

Portfolio Manager Change

Effective March 15, 2016, Thomas R. Pierce, CFA of WTIA ceased to be a portfolio manager of the Wilmington Multi-Manager International Fund (the “International Fund”). Mr. Pierce was replaced on the International Fund by Matthew D. Glaser of WTIA. Accordingly, all references to Mr. Pierce in the Prospectus with respect to the International Fund are hereby deleted and replaced as described below.

The following amends and replaces information in the sub-section entitled “Investment Sub-Advisors” on pages 6-7 of the Prospectus:

Wilmington Trust Investment Advisors, Inc. (“WTIA”), Dimensional Fund Advisors LP (“Dimensional”), J O Hambro Capital Management Limited (“JOHCM”), LSV Asset Management (“LSV”), Northern Cross LLC (“Northern Cross”), Oberweis Asset Management, Inc. (“Oberweis”) and Parametric Portfolio Associates LLC (“Parametric”).

Portfolio Managers	Title	Service Date (with the Fund)
Matthew D. Glaser	Group Vice President and Head of Equity and Non-Traditional Investments at WTIA	2016
Clement K. Miller, CFA	Administrative Vice President and Portfolio Manager at WTIA	2012
Karen E. Umland, CFA	Vice President and Senior Portfolio Manager at Dimensional	2012
Joseph H. Chi, CFA	Co-Head of Portfolio Management and Senior Portfolio Manager at Dimensional	2012
Jed S. Fogdall	Co-Head of Portfolio Management and Senior Portfolio Manager at Dimensional	2012
Henry F. Gray	Vice President and Head of Global Equity Trading at Dimensional	2012
Mary Phillips, CFA	Senior Portfolio Manager at Dimensional	2015
Bhanu Singh	Head of Asia Pacific Portfolio Management and Vice President at Dimensional	2015
Christopher Lees, CFA	Senior Fund Manager of Global and International Strategies at JOHCM	2014
Nudgem Richyal, CFA	Senior Fund Manager of Global and International Strategies at JOHCM	2014
Puneet Mansharamani, CFA	Partner and Senior Quantitative Analyst at LSV	2006
Josef Lakonishok	Partner, Chief Executive Officer and Chief Investment Officer at LSV	2005
Menno Vermeulen, CFA	Partner and Quantitative Analyst at LSV	2005
Guy Lakonishok, CFA	Partner and Qualitative Analyst at LSV	2014

Greg Sleight	Partner and Senior Qualitative Analyst at LSV	2014
Howard Appleby, CFA	Principal at Northern Cross	2012
Jean-Francois Ducrest	Principal at Northern Cross	2012
James LaTorre, CFA	Principal at Northern Cross	2012
Ralf Scherschmidt	Principal and Portfolio Manager at Oberweis	2013
Paul Bouchey	Chief Investment Officer at Parametric – Seattle Investment Center	2014
Thomas C. Seto	Head of Investment Management at
	Parametric – Seattle Investment Center	2012
Timothy Atwill	Head of Investment Strategy at
	Parametric – Seattle Investment
	Center	2014

The following amends and replaces information on pages 92-93 of the Prospectus under the sub-section entitled “Portfolio Manager Responsibilities”:

Multi-Manager International Fund – Matthew D. Glaser and Clement K. Miller, CFA allocate the assets of the International Fund among the sub-advisors. Karen E. Umland, CFA, Joseph H. Chi, CFA, Jed S. Fogdall, Henry F. Gray, Mary Phillips, CFA and Bhanu Singh are responsible for the day-to-day management of any portion of the Fund allocated to Dimensional. Christopher Lees, CFA and Nudgem Richyal, CFA are responsible for the day-to-day management of any portion of the Fund allocated to JOHCM. Puneet Mansharamani, CFA, Josef Lakonishok, Menno Vermeulen, CFA, Guy Lakonishok, CFA and Greg Sleight are responsible for the day-to-day management of any portion of the Fund allocated to LSV. Howard Appleby, CFA, Jean-Francois Ducrest, and James LaTorre, CFA, are responsible for the day-to-day management of any portion of the Fund allocated to Northern Cross. Ralf Scherschmidt is responsible for the day-to-day management of any portion of the Fund allocated to Oberweis. Paul Bouchey, Thomas C. Seto and Timothy Atwill are responsible for the day-to-day management of any portion of the Fund allocated to Parametric. They decide on capitalization weightings, purchase and sales, and decide on sector and capitalization weightings for the portion of the International Fund that they manage. Each sub-advisor is responsible for research coverage which is assigned by global industry sectors, recommending stocks and recommending subsequent buy and sell decisions.

Removal of Portfolio Manager

Effective at the close of business on March 15, 2016, Thomas R. Pierce, CFA of WTIA ceased to be a portfolio manager of each of the Wilmington Multi-Manager Alternatives Fund and the Wilmington Multi-Manager Real Asset Fund. Accordingly, as of March 15, 2016, all references to Thomas R. Pierce in the Prospectus are hereby deleted.

Please keep this Supplement for future reference.

Supplement dated March 15, 2016, to the Wilmington Funds Statement of Additional Information dated August 31, 2015 (the “SAI”)

Portfolio Manager Change

Effective March, 2016, Mark Schultz, CFA of Wilmington Trust Advisors, Inc. (“WTIA”) ceased to be a portfolio manager of the Wilmington Large-Cap Strategy Fund (the “Fund”). Mr. Schultz was replaced on the Fund by Matthew D. Glaser of WTIA. Accordingly, all references to Mr. Schultz in the Prospectus are hereby deleted and replaced as described below.

Effective March 15, 2016, the following amends and replaces information on page 86 of the SAI with respect to the Wilmington Large-Cap Strategy Fund (the “Fund”):

	Total Number of account Managed	of Accounts Total Assets (millions)
Portfolio Manager/Type of Accounts

Matthew D. Glaser
Registered Investment Companies	0	$0
Other Pooled Investment Vehicles	0	$0
Other Accounts	0	$0
Andrew H. Hopkins
Registered Investment Companies	0	$0
Other Pooled Investment Vehicles	5	$334.9
Other Accounts	1,736	$1,717.8
Karen Purzitsky, CFA
Registered Investment Companies	0	$0
Other Pooled Investment Vehicles	0	$0
Other Accounts	0	$0

Dollar value range of shares owned in Large-Cap Strategy Fund: None

Portfolio Manager Change

Effective March 15, 2016, Thomas R. Pierce, CFA of WTIA ceased to be a portfolio manager of the Wilmington Multi-Manager International Fund (the “International Fund”). Mr. Pierce was replaced on the International Fund by Matthew D. Glaser of WTIA. Accordingly, all references to Mr. Pierce in the SAI with respect to the International Fund are hereby deleted and replaced as described below.

Effective March 15, 2016, the following amends and replaces information on page 84 of the SAI with respect to the Wilmington Multi-Manager International Fund (the “International Fund”):

	Total Number of account Managed	of Accounts Total Assets (millions)
Portfolio Manager/Type of Accounts
Matthew D. Glaser
Registered Investment Companies:	0	$0
Other Pooled Investment Vehicles:	0	$0
Other Accounts:	0	$0

Dollar value range of shares owned in Multi-Manager International Fund: None

Removal of Portfolio Manager

Effective at the close of business on March 15, 2016, Thomas R. Pierce, CFA of WTIA ceased to be a portfolio manager of the Wilmington Multi-Manager Alternatives Fund and the Wilmington Multi-Manager International Fund. Accordingly, as of March 15, 2016, all references to Thomas R. Pierce, CFA in the SAI are hereby deleted.

Please keep this Supplement for future reference.